Note Payable to Shareholder	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Note Payable to Shareholder and Advance from Shareholder Disclosure [Text Block]

Note 12. Note Payable to Shareholder

From September 5, 2013 to November 7, 2013, A. Lorne Weil loaned the Company $150 of which $70 was paid at closing of the Merger and $80 remained unpaid as of December 31, 2014. During the second quarter of 2015, the Company paid $1, $79 remaining unpaid as of September 30, 2015.

Note 12. Note Payable to Shareholder

From September 5, 2013 to November 7, 2013 A. Lorne Weil loaned the Company $150 of which $70 was paid at closing of the Merger and $80 remained unpaid as of December 31, 2014 and December 31, 2013.